Cash and cash equivalents_Significant non-cash transactions (Details)		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Cash flow noncash investing and financing activities disclosure [Abstract]
Changes in other comprehensive gain due to remeasurement of financial assets designated at FVTOCI		₩ 2,505,000,000	[1]	$ 2,251,000	[1]	₩ 0
Changes in other comprehensive income related to available-for-sale securities	[2]	0		0		(84,498,000,000)	₩ 12,586,000,000	[1]
Changes in other comprehensive income related to valuation of equity method investments		2,958,000,000				612,000,000
Changes in other comprehensive gain or loss related to valuation of cash flow hedge		(4,646,000,000)		$ (4,175,000)		777,000,000	₩ 10,371,000,000
Changes in investments in associates due to debt-equity swap		0				51,227,000,000
Changes in financial assets at FVTOCI as a result of debt-equity swap		14,378,000,000				0
Changes in investments in associates due to accounts transfer		(89,151,000,000)				(62,571,000,000)
Changes in unpaid dividends of hybrid equity securities		3,569,000,000				(10,658,000,000)
Changes in equity related to assets held for sale		(4,145,000,000)				4,145,000,000
Classified to assets held for sale from premises and equipment		₩ 6,243,000,000				₩ 0

[1]	The consolidated statements of changes in equity for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of changes in equity for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.